SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, Net (Details)	Dec. 31, 2024
Computer and software | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Computer and software | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	7 years
Internal-use software
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	2 years